Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 295,693	$ 40,689	¥ 164,470
Restricted cash (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of nil and RMB10,409 as of June 30, 2023 and 2024, respectively)	47,920	6,594
Short term investments (including investments measured at fair value of nil and RMB576,919 as of June 30, 2023 and 2024, respectively)	583,918	80,350
Accounts receivable, net of allowances of RMB6,892 and RMB3,175 as of June 30, 2023 and 2024, respectively	272,931	37,557	37,601
Contract assets, net of allowances of RMB nil and RMB21 as of June 30, 2023 and 2024, respectively	323,222	44,477
Other receivables, net	38,819	5,342	22,554
Loan receivables, net	774,051	106,513
Other current assets	48,753	6,708	6,380
Total current assets	2,385,307	328,230	231,005
Non-current assets:
Restricted bank deposit - non-current (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of nil and RMB7,804 as of June 30, 2023 and 2024, respectively)	26,783	3,685
Contract assets - non-current, net of allowances of nil and nil as of June 30, 2023 and 2024, respectively	726,879	100,022
Property, plant, and equipment, net	86,776	11,941	1,566
Intangible assets, net	417,567	57,459	1,791
Goodwill, net	243,109	33,453
Deferred tax assets	35,250	4,851	16,552
Investments in affiliates	8,614	1,185
Other non-current assets	225,354	31,010	22
Right of use assets	122,239	16,821	13,607
Total non-current assets	1,892,571	260,427	33,538
Total assets	4,277,878	588,657	264,543
Current liabilities:
Short-term loan	98,375	13,536
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB3,668 and RMB5,053 as of June 30, 2023 and 2024, respectively)	194,358	26,745	6,292
Accrued commissions (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB535 as of June 30, 2023 and 2024, respectively)	148,134	20,384
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB2,677 and RMB4,175 as of June 30, 2023 and 2024, respectively)	180,509	24,839	2,766
Accrued payroll (including accrued payroll of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,991 and RMB6,242 as of June 30, 2023 and 2024, respectively)	68,093	9,370	7,665
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,753 and RMB7,132 as of June 30, 2023 and 2024, respectively)	96,780	13,317	1,757
Current operating lease liability (including current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB2,527 and RMB4,967 as of June 30, 2023 and 2024, respectively)	54,233	7,463	4,793
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB10,212 as of June 30, 2023 and 2024, respectively)	10,505	1,446	803
Total current liabilities	850,987	117,100	24,076
Non-current liabilities:
Accrued commissions – non-current (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB1,768 as of June 30, 2023 and 2024, respectively)	408,416	56,200
Other tax liabilities (including other tax liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB11,897 and RMB33,502 as of June 30, 2023 and 2024, respectively)	45,365	6,242	13,760
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB4,317 as of June 30, 2023 and 2024, respectively)	237,074	32,623
Non-current operating lease liability (including non-current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of 4,810 and RMB3,306 as of June 30, 2023 and 2024, respectively)	62,954	8,664	9,673
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB639 as of June 30, 2023 and 2024, respectively)	33,374	4,592
Total non-current liabilities	787,183	108,321	23,433
Total liabilities	1,638,170	225,421	47,509
Commitments and contingencies
Mezzanine equity:
Redeemable ordinary shares (US$0.001 par value, nil and 1,995,810 shares issued and outstanding as of June 30, 2023 and 2024, respectively) (Note 17)	45,794	6,301
Equity:
Ordinary shares (Authorized shares:1,950,000,000 at US$0.001 each; issued 90,472,014 and 376,581,138 shares, of which 90,472,014 and 370,551,728 shares were outstanding as of June 30, 2023 and 2024, respectively)	2,617	360	600
Treasury stock	(29)	(4)
Additional paid-in capital	1,583,017	217,830	224,694
Statutory reserves	23,064	3,174	23,071
Retained earnings	(321,254)	(44,206)	(31,498)
Accumulated other comprehensive income (loss)	(2,293)	(316)	167
Total shareholders’ equity	1,285,122	176,838	217,034
Noncontrolling interests	1,308,792	180,097
Total equity	2,593,914	356,935	217,034
Total liabilities, mezzanine equity and shareholders’ equity	¥ 4,277,878	$ 588,657	¥ 264,543